RECLAMATION PROVISION (Tables)	12 Months Ended
Dec. 31, 2025
Asset retirement obligation
Asset retirement obligation and environmental remediation liability
Schedule of environmental remediation liability and reclamation provisions

	As at	As at
	December 31,	December 31,
	2025	2024
Asset retirement obligations - non-current, beginning of year	$1,019,848	$1,040,003
Asset retirement obligations - current, beginning of year	56,909	22,570
Current year additions and changes in estimate, net(i)	282,638	89,017
Current year accretion	38,237	33,815
Liabilities settled	(27,307)	(14,976)
Foreign exchange revaluation	76,756	(93,672)
Reclassification from non-current to current, end of year	(140,406)	(56,909)
Asset retirement obligations - non-current, end of year	$1,306,675	$1,019,848

Note:

(i)	During the year ended December 31, 2025, the Company revised its estimate of the Meadowbank ARO. The revision was driven by an updated internal analysis completed during the period and, as a result, the ARO liability related to Meadowbank increased by $185.1 million with a corresponding adjustment to the related mining asset. As at December 31, 2025, the Meadowbank ARO liability was $414.5 million.

Environmental remediation liability
Asset retirement obligation and environmental remediation liability
Schedule of environmental remediation liability and reclamation provisions

	As at	As at
	December 31,	December 31,
	2025	2024
Environmental remediation liability - non-current, beginning of year	$6,780	$9,235
Environmental remediation liability - current, beginning of year	1,670	1,696
Current year additions and changes in estimate, net	9,263	—
Liabilities settled	(2,171)	(1,664)
Foreign exchange revaluation	390	(817)
Reclassification from non-current to current, end of year	(4,131)	(1,670)
Environmental remediation liability - non-current, end of year	$11,801	$6,780